UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-07694

MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/10

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

(Showing Percentage of Total Value of Investments)

		Face Amount	Value
		(000)	(000)
DEBT INSTRUMENTS (97.4%)
Argentina (3.3%)
Sovereign (3.3%)
Republic of Argentina,
0.39%, 8/3/12(a)	$9,507		$8,576
8.28%, 12/31/33		1,924	1,452
			10,028
Brazil (15.2%)
Sovereign (15.2%)
Banco Nacional de Desenvolvimento Economico e Social,
5.50%, 7/12/20(b)		1,960	1,950
6.37%, 6/16/18(b)		1,380	1,470
Federative Republic of Brazil,
Zero Coupon, 5/15/11 - 1/1/21	BRL	17,362	11,612
5.88%, 1/15/19(c)	$5,860		6,329
7.13%, 1/20/37		590	674
8.00%, 1/15/18		1,629	1,907
8.88%, 10/14/19 - 4/15/24		6,564	8,521
10.50%, 7/14/14		1,870	2,403
11.00%, 8/17/40(c)		7,860	10,560
			45,426
Bulgaria (0.4%)
Sovereign (0.4%)
Republic of Bulgaria,
8.25%, 1/15/15(b)		985	1,167

Colombia (3.8%)
Sovereign (3.8%)
Republic of Colombia,
7.38%, 3/18/19		5,900	6,815
11.75%, 2/25/20		3,015	4,432
			11,247
Croatia (0.4%)
Sovereign (0.4%)
Republic of Croatia,
6.75%, 11/5/19(b)		1,160	1,279

Dominican Republic (0.2%)
Sovereign (0.2%)
Dominican Republic,
9.04%, 1/23/18		470	519

Ecuador (0.7%)
Sovereign (0.7%)
Republic of Ecuador,
9.38%, 12/15/15		2,235	2,095

Georgia (0.3%)
Sovereign (0.3%)
Republic of Georgia,
7.50%, 4/15/13		820	861

Ghana (0.9%)
Sovereign (0.9%)
Republic of Ghana,
8.50%, 10/4/17		450	499
8.50%, 10/4/17(b)		2,016	2,213

Indonesia (7.9%)
Corporate (0.4%)
Pindo Deli Finance Mauritius,
Tranche A, Zero Coupon, 4/28/15(a)(b)(d)(e)		421	102
Tranche B, Zero Coupon, 4/28/18(a)(b)(d)(e)		1,852	236
Tranche C, Zero Coupon, 4/28/25(a)(b)(d)(e)		7,471	150
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A, Zero Coupon, 4/28/15(a)(d)(e)		1,404	327
Tranche B, Zero Coupon, 4/28/18(a)(b)(d)(e)		1,621	320
Tranche C, Zero Coupon, 4/28/27(a)(b)(d)(e)		3,620	72
			1,207
Sovereign (7.5%)
Republic of Indonesia,
6.88%, 1/17/18		3,380	3,794
6.88%, 1/17/18(b)		2,644	2,968
7.75%, 1/17/38		2,789	3,263
7.75%, 1/17/38(b)		1,353	1,583
11.63%, 3/4/19		5,300	7,645
11.63%, 3/4/19(b)		2,169	3,129
			22,382
			23,589
Ivory Coast (0.5%)
Sovereign (0.5%)
Ivory Coast,
4.00%, 3/31/18(e)		1,845	1,208
8.75%, 12/22/14		320	322
			1,530
Kazakhstan (3.7%)
Sovereign (3.7%)
Intergas Finance BV,
6.38%, 5/14/17		700	725
KazMunaiGaz Finance Sub BV,
9.13%, 7/2/18		2,400	2,934
9.13%, 7/2/18(b)		6,120	7,443
			11,102
Lithuania (0.4%)
Sovereign (0.4%)
Republic of Lithuania,
6.75%, 1/15/15(b)		1,200	1,316

Mexico (12.8%)
Sovereign (12.8%)
Mexican Bonos,
8.50%, 5/31/29 - 11/18/38	MXN	106,660	8,754
Pemex Project Funding Master Trust,
1.56%, 6/15/10(a)(b)	$2,150		2,150
8.63%, 12/1/23		1,990	2,299
United Mexican States,
4.00%, 6/13/19	MXN	33,632	2,849

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

(Showing Percentage of Total Value of Investments)

		Face Amount	Value
		(000)	(000)
Mexico (cont’d)
Sovereign (cont’d)
5.63%, 1/15/17(c)		$5,419	$5,825
5.95%, 3/19/19		6,282	6,816
6.05%, 1/11/40		1,760	1,764
6.75%, 9/27/34(c)		7,014	7,751
			38,208
Pakistan (0.4%)
Sovereign (0.4%)
Republic of Pakistan,
6.88%, 6/1/17		530	485
7.13%, 3/31/16		600	565
7.13%, 3/31/16(b)		197	184
			1,234
Panama (2.3%)
Sovereign (2.3%)
Republic of Panama,
5.20%, 1/30/20		2,710	2,744
7.13%, 1/29/26		1,140	1,291
8.88%, 9/30/27		483	625
9.38%, 4/1/29		1,569	2,138
			6,798
Peru (5.0%)
Sovereign (5.0%)
Republic of Peru,
7.13%, 3/30/19		1,890	2,199
7.35%, 7/21/25		3,410	3,973
8.75%, 11/21/33		6,720	8,937
			15,109
Philippines (4.0%)
Sovereign (4.0%)
Republic of Philippines,
8.38%, 6/17/19		1,491	1,826
8.88%, 3/17/15		2,677	3,313
9.00%, 2/15/13		2,420	2,865
9.50%, 2/2/30		3,072	4,116
			12,120
Russia (12.7%)
Sovereign (12.7%)
RSHB Capital S.A. for OJSC Russian Agricultural Bank,
6.30%, 5/15/17(b)		2,104	2,193
7.18%, 5/16/13(b)		2,030	2,208
Russian Federation,
7.50%, 3/31/30(b)(f)		1,091	1,263
Russian Federation (Registered),
7.50%, 3/31/30(c)(f)		21,520	24,857
12.75%, 6/24/28		4,225	7,500
			38,021
South Africa (0.2%)
Sovereign (0.2%)
Republic of South Africa,
5.50%, 3/9/20		540	550

South Korea (0.8%)
Sovereign (0.8%)
Export-Import Bank of Korea,
5.88%, 1/14/15		100	108
Korea Development Bank,
8.00%, 1/23/14		1,370	1,581
Republic of Korea,
5.75%, 4/16/14		650	711
			2,400
Trinidad (0.6%)
Sovereign (0.6%)
National Gas Co. of Trinidad & Tobago Ltd.,
6.05%, 1/15/36(b)		1,841	1,669

Turkey (8.0%)
Sovereign (8.0%)
Republic of Turkey,
4.50%, 2/11/15	TRY	7,359	5,087
6.75%, 4/3/18 - 5/30/40		$4,914	5,169
6.88%, 3/17/36		1,174	1,192
7.50%, 7/14/17 - 11/7/19		4,226	4,822
11.00%, 1/14/13		1,445	1,745
11.50%, 1/23/12		340	393
11.88%, 1/15/30		3,371	5,390
			23,798
Ukraine (3.3%)
Sovereign (3.3%)
Ukraine Government,
6.58%, 11/21/16		4,349	4,192
6.75%, 11/14/17		4,580	4,414
7.65%, 6/11/13		1,196	1,222
			9,828
Uruguay (0.2%)
Sovereign (0.2%)
Republic of Uruguay,
8.00%, 11/18/22		589	704

Venezuela (9.4%)
Sovereign (9.4%)
Republic of Venezuela,
5.75%, 2/26/16		1,066	778
6.00%, 12/9/20		1,340	834
7.00%, 3/31/38		1,761	1,052
7.65%, 4/21/25		2,850	1,867
9.00%, 5/7/23		1,806	1,350
9.25%, 9/15/27 - 5/7/28		18,290	14,020
10.75%, 9/19/13		8,330	8,184
			28,085
TOTAL DEBT INSTRUMENTS (Cost $271,090)			291,395

		No. of
		Warrants
WARRANTS (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria,
expires 11/15/20 (a)(d)		2,250	259

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

(Showing Percentage of Total Value of Investments)

	No. of	Value
	Warrants	(000)
Venezuela (0.0%)
Republic of Venezuela, Oil-Linked Payment Obligation,
expires 4/15/20 (a)(d)	5,450	$150
TOTAL WARRANTS (Cost $—@)		409

	Shares
SHORT-TERM INVESTMENT (2.5%)
United States (2.5%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (g) (Cost $7,406)	7,406,359	7,406
TOTAL INVESTMENTS (100.0%) (Cost $278,496) +		299,210
LIABILITIES IN EXCESS OF OTHER ASSETS		(25,817)
NET ASSETS		$273,393

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2010.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of March 31, 2010.
(d)	Security has been deemed illiquid at March 31, 2010.
(e)	Issuer is in default.
(f)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2010. Maturity date disclosed is the ultimate maturity date.
(g)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $2,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $35,009,000 and $32,255,000, respectively.

@	Value is less than $500.
+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $278,496,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $20,714,000 of which $29,063,000 related to appreciated securities and $8,349,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
USD	4,753	$4,753	4/26/10	KRW	5,406,000	$4,774	$21
USD	2,446	2,446	4/23/10	RUB	72,510	2,458	12
		$7,199				$7,232	$33

BRL	— Brazilian Real
KRW	— Korean Won
MXN	— Mexican Peso
RUB	— Russian Ruble
TRY	— Turkish Lira
USD	— United States Dollar

Futures Contracts:

The Fund had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Short:
U.S. Treasury 10 yr. Note	237	$27,551	Jun-10	$72

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment	prices	inputs	inputs	Total
Type	(000)	(000)	(000)	(000)
Assets:
Debt Instruments
Corporate	$—	$1,207	$—	$1,207
Sovereign	—	290,188	—	290,188
Total Debt Instruments	—	291,395	—	291,395
Foreign Currency Exchange Contracts	—	33	—	33
Futures	72	—	—	72

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

(Showing Percentage of Total Value of Investments)

Fair Value Measurement Information: (cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment	prices	inputs	inputs	Total
Type	(000)	(000)	(000)	(000)
Assets: (cont’d)
Short-Term Investment
Investment Company	$7,406	$—	$—	$7,406
Warrants	—	409	—	409
Total Assets	7,478	291,837	—	299,315

Liabilities:
Reverse Repurchase Agreement	—	25,903	—	25,903
Total Liabilities	—	25,903	—	25,903
Total	$7,478	$265,934	$—	$273,412

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical investments
• Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Debt Fund, Inc.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 17, 2010

By:	/s/ Frank Smith
Name:	Frank Smith
Title:	Principal Financial Officer
Date:	May 17, 2010